FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	€ 1,143,968	€ 939,607
Financial assets, at fair value	1,143,968	939,607
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	2,630,011	2,724,745
Financial liabilities, at fair value	2,656,159	2,755,516
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,143,968	939,607
Financial assets, at fair value	1,143,968	939,607
Client financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,132,979	925,878
Financial assets, at fair value	1,132,979	925,878
Dealer financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	10,989	13,729
Financial assets, at fair value	€ 10,989	€ 13,729